Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Notes Payable [Abstract]
Notes Payable

Note 8. Notes Payable

Convertible Notes

Effective August 25, 2025, the Company issued a secured convertible promissory note to Streeterville Capital, LLC in the amount of $2,220,000. The note is convertible into shares of Class A common stock calculated as the converting balance divided by 85% of the NASDAQ valuation price of $8.75. The note provides for payment of principal and accrued interest at maturity, nine months after the purchase price date. The note has a fixed rate of interest of 6% and is secured by all assets of the Company. The note includes an original issue discount of $200,000 plus additional closing costs of $20,000, which are amortized over the life of the note.

The Company granted warrants associated with this note to acquire shares of Class A common stock. In accordance with ASC 470-20, the warrants are recorded at fair value of $1,427,653 in equity as additional paid-in capital (“APIC”) – warrants, and as a contra-liability (discount on note payable) that is amortized over the life of the note.

The carrying value of the note at December 31, 2025 was $1,341,251 (principal of $2,220,000, less unamortized deferred loan costs of $10,667 and discount of $868,082). Discount amortization and amortization of loan costs included in interest expense was $768,905 for the nine months ended December 31, 2025, and $549,217 for the three months ended December 31, 2025. Interest expense on the note was $46,620 for the nine months ended December 31, 2025, and $33,300 for the three months ended December 31, 2025.

The shares underlying the note and warrants will be registered for resale in connection with the Company’s direct listing. Ten days following the date on which the resale registration statement is declared effective, the note will automatically be exchanged for and applied to the purchase price of a pre-paid purchase under an Equity Purchase Agreement between the Company and Streeterville Capital, LLC in aggregate principal amount equal to the outstanding balance then due under the note.

Effective October 30, 2025, the Company issued a secured convertible promissory note to Streeterville Capital, LLC in the amount of $560,000. The note is convertible into shares of Class A common stock calculated as the converting balance divided by 85% of the NASDAQ valuation price of $8.75. The note provides for payment of principal and accrued interest at maturity, nine months after the purchase price date. The note has a fixed rate of interest of 6% and is secured by all assets of the Company. The note includes an original issue discount of $50,000 plus additional closing costs of $10,000, which are amortized over the life of the note.

The Company granted warrants associated with this note to acquire shares of Class A common stock. In accordance with ASC 470-20, the warrants are recorded at fair value of $358,974 in equity as additional paid-in capital (“APIC”) – warrants, and as a contra-liability (discount on note payable) that is amortized over the life of the note.

The carrying value of the note at December 31, 2025 was $235,683 (principal of $560,000 less unamortized deferred loan costs of $7,741 and discount of $316,576). Discount amortization and amortization of loan costs included in interest expense was $94,657 for the three and nine months ended December 31, 2025. Interest expense on the note was $5,693 for the three and nine months ended December 31, 2025.

The shares underlying the note and warrants will be registered for resale in connection with the Company’s direct listing. Ten days following the date on which the resale registration statement is declared effective, the note will automatically be exchanged for and applied to the purchase price of a pre-paid purchase under an Equity Purchase Agreement between the Company and Streeterville Capital, LLC in aggregate principal amount equal to the outstanding balance then due under the note.

Effective December 19, 2025, the Company issued a secured convertible promissory note to Streeterville Capital, LLC in the amount of $560,000. The note is convertible into shares of Class A common stock calculated as the converting balance divided by 85% of the NASDAQ valuation price of $8.75. The note provides for payment of principal and accrued interest at maturity, nine months after the purchase price date. The note has a fixed rate of interest of 6% and is secured by all assets of the Company. The note includes an original issue discount of $50,000 plus additional closing costs of $10,000, which are amortized over the life of the note.

The Company granted warrants associated with this note to acquire shares of Class A common stock. In accordance with ASC 470-20, the warrants are recorded at fair value of $358,974 in equity as additional paid-in capital (“APIC”) – warrants, and as a contra-liability (discount on note payable) that is amortized over the life of the note.

The carrying value of the note at December 31, 2025 was $159,647 (principal of $560,000 less unamortized deferred loan costs of $9,555 and discount of $390,798). Discount amortization and amortization of loan costs included in interest expense was $18,620 for the three and nine months ended December 31, 2025. Interest expense on the note was $1,120 for the three and nine months ended December 31, 2025.

The shares underlying the note and warrants will be registered for resale in connection with the Company’s direct listing. Ten days following the date on which the resale registration statement is declared effective, the note will automatically be exchanged for and applied to the purchase price of a pre-paid purchase under an Equity Purchase Agreement between the Company and Streeterville Capital, LLC in aggregate principal amount equal to the outstanding balance then due under the note.

Subordinated Promissory Notes

On July 10, 2024, the Company received Board approval to borrow $1,500,000 through the issuance of subordinated promissory notes (the “2024 Notes”). This authorization was later increased to $2,500,000 on August 8, 2024. Between July and December 2024, the Company raised $2,485,000 through various investors, with an interest rate of 18%.

The 2024 Notes provided for payment of principal and accrued interest at maturity, originally set for December 31, 2024. The Company exercised its option to extend the maturity date to June 30, 2025, then December 31, 2025, and subsequently further extended it to March 31, 2026, per its terms.

In December 2024, in connection with investors’ purchases of Series B Preferred Stock and Warrants (the “Securities”), the Company and certain noteholders entered into Instruments of Cancellation, under which $117,500 of the principal amount and accrued but unpaid interest of $7,991 were applied toward the purchase of Securities. The Company derecognized the extinguished principal and accrued interest and recorded the issuance of Series B Preferred Stock and Warrants as a capital transaction. No gain or loss on extinguishment was recognized. Simultaneously, the Company issued a new subordinated promissory note dated December 10, 2024, for the remaining $17,500 principal balance of one investor’s note, with terms consistent with the original 2024 Notes. This note remains outstanding as of December 31, 2025.

Extinguishment of 2024 Notes

Effective June 2025, the Company amended the 2024 Notes to allow for cancellation of 2024 Notes for current investors and subsequent issuance of Series B preferred stock through the 2025 Subscription Agreement. Under ASC 470, this amendment represented a debt extinguishment. At that time, the Company extinguished $400,000 of principal and $62,975 of accrued interest. In connection with the extinguishment, the Company issued 74,430 shares of Series B Preferred Stock, valued at $462,955 based on the Series B subscription price, and warrants to purchase common stock valued at $122,884 using a Black-Scholes model. As the total fair value of the equity instruments issued exceeded the carrying amount of the debt, the Company recorded a loss on debt extinguishment of $122,864.

Cancellation of 2024 Notes

On June 30, 2025, the amended notes were cancelled in exchange for the issuance of 74,430 shares of Series B Preferred Stock and 74,430 warrants. This exchange was treated as a conversion within the amended terms of the notes, and therefore no additional gain or loss was recognized.

Related Parties

On May 7, 2025, the Company received Board approval to borrow $500,000 through the issuance of subordinated promissory notes (the “2025 Notes”). In May 2025, the Company raised $217,678 through two related party investors, with an interest rate of 18%. The 2025 Notes provided for payment of principal and accrued interest at maturity of September 30, 2025. On September 15, 2025, the Company repaid the 2025 Notes including $217,678 of outstanding principal and $12,873 of accrued interest.

Second 2025 Notes

On October 9, 2025, the Company received Board approval to borrow $1,500,000 through the issuance of subordinated promissory notes (the “Second 2025 Notes”). Between October and December 2025, the Company raised $1,500,000 through various investors, with an interest rate of 6%. The Notes provided for payment of principal and accrued interest at maturity, originally set for December 31, 2025. The Company exercised its option to extend the maturity date to March 31, 2026. The notes include an original issue discount of 10%, or $150,000, which is amortized over the life of the notes. The notes are convertible into shares of Class A common stock calculated as the converting balance divided by 85% of the NASDAQ valuation price of $8.75, at the option of either the noteholder or the Company. Of these promissory notes, a total of $225,000 was borrowed from two separate related parties, Jan Goetgeluk, who serves as our Chief Executive Officer and Chairman, and Mieke Criel, the mother of Jan Goetgeluk.

The carrying value of the Second 2025 Notes at December 31, 2025, was $1,567,485 (principal of $1,650,000 less unamortized discount of $82,515). Discount amortization included in interest expense was $67,485 for the three and nine months ended December 31, 2025.

Interest expense related to the 2024 Notes and Second 2025 Notes was $302,717 and $188,033 for the nine months ended December 31, 2025 and 2024, respectively. Interest expense related to the 2024 Notes and Second 2025 Notes was $108,600 and $111,519 for the three months ended December 31, 2025 and 2024, respectively.

Western Technology Investment Note

Effective April 27, 2022, the Company entered into an agreement to obtain financing with Western Technology Investment. The initial commitment of $1,000,000 was received on April 29, 2022. The terms of the note provided for interest-only payments through February 28, 2023, followed by thirty months of principal and interest payments, which began on March 1, 2023 in monthly installments of $38,967, with a maturity date of September 1, 2025. The note had a fixed rate of interest of 12.25% and was secured by all assets of the Company.

The Company granted warrants associated with this note to acquire shares of Series A-2 Preferred Stock. In accordance with ASC 470-20, the warrants were recorded in equity as APIC – preferred stock warrants, and as a contra-liability (discount on note payable) that was amortized over the life of the note.

The carrying value of the note at December 31, 2025 was $0. The carrying value of the note at March 31, 2025 was $222,476 (principal of $225,508, less unamortized deferred loan costs of $1,500 and discount of $1,532). Discount amortization and amortization of loan costs included in interest expense was $3,032 and $11,095 for the nine months ended December 31, 2025 and 2024, respectively. Discount amortization and amortization of loan costs included in interest expense was $0 and $3,181 for the three months ended December 31, 2025 and 2024, respectively. Interest expense on the note was $8,295 and $47,207 for the nine months ended December 31, 2025 and 2024, respectively. Interest expense on the note was $0 and $12,482 for the three months ended December 31, 2025 and 2024, respectively.

EIDL Loan

On August 29, 2020, the Company received a loan from the U.S. Small Business Administration under its Economic Injury Disaster Loan assistance program (the “EIDL Loan”). The principal amount was $25,000, with proceeds used for working capital.

The EIDL Loan matures in August 2050, bears interest at 3.75% per year, with accrued interest payable monthly beginning in March 2023, and principal payments were due beginning in September 2024.

The carrying amount of the EIDL Loan was $24,226 and $24,636 as of December 31, 2025 and March 31, 2025, respectively. Interest expense was $688 and $869 for the nine months ended December 31, 2025 and 2024, respectively. Interest expense was $228 and $287 for the three months ended December 31, 2025 and 2024, respectively.

Future Maturities of Notes Payable

Future maturities of notes payable are as follows for the twelve months ended:

December 31,
2026	$6,973,557
2027	587
2028	609
2029	632
2030	656
Thereafter	21,177
Total	6,997,218
Less: unamortized discount	(1,685,934)
$5,311,284

Note 8. Notes Payable

Subordinated Promissory Notes

On July 10, 2024, the Company received Board approval to raise $1,500,000 of subordinated promissory notes (the “2024 Notes”). This authorization was later increased to $2,500,000 on August 8, 2024. Between July and December 2024, the Company raised $2,485,000 through various investors, with an interest rate of 18%.

The 2024 Notes provided for payment of principal and accrued interest at maturity, originally set for December 31, 2024. The Company exercised its option to extend the maturity date to June 30, 2025, and later further extended it to December 31, 2025.

In connection with the investors’ purchases of Series B Preferred Stock and Warrants (the “Securities”) in December 2024, the Company and certain noteholders entered into Instruments of Cancellation, under which $117,500 of the principal amount and all accrued but unpaid interest of $7,991 was applied toward the purchase of the Securities. As a result, the Company derecognized the extinguished principal and accrued interest and recorded the issuance of Series B Preferred Stock and Warrants as a capital transaction. No gain or loss on extinguishment was recognized.

Simultaneously, the Company issued a new subordinated promissory note dated December 10, 2024, for the remaining $17,500 principal balance of one investor’s note, with terms consistent with the original 2024 Notes. This new note remains outstanding as of March 31, 2025, and is classified as a current liability.

As of March 31, 2025, the 2024 Notes, excluding the principal tendered and converted, are reflected in current liabilities on the consolidated balance sheet as $2,367,500 ($0 as of March 31, 2024).

Interest expense related to the subordinated promissory notes was $298,927 and $0 for the years ended March 31, 2025 and 2024, respectively.

Western Technology Investment Note

Effective April 27, 2022, the Company entered into an agreement to obtain financing with Western Technology Investment. The initial commitment of $1,000,000 was received on April 29, 2022. The terms of the note provide for interest-only payments through February 28, 2023, followed by thirty months of principal and interest payments, which began on March 1, 2023 in monthly installments in the amount of $38,967, with a maturity date of September 1, 2025. The note had a fixed rate of interest of 12.25% and was secured by all assets of the Company.

The Company has granted warrants associated with this note to acquire shares of Series A-2 Preferred Stock, which according to Topic 470-20, Debt, are recorded in equity as additional paid-in capital — preferred stock warrants, at fair value as of the date of issuance, and in liabilities, as a contra account, called discount on note payable, which was amortized over the life of the note.

The discount is being amortized over the life of the note using the effective interest method starting in June 2022. The carrying value of the note at March 31, 2025 was $222,476 ($225,508 principal, less unamortized deferred loan costs of $1,500 and discount of $1,532). The carrying value of the note at March 31, 2024 was $619,996 ($636,755 principal, less unamortized deferred loan costs of $6,000 and discount of $10,759). Discount amortization and amortization of loan costs included in interest expense was $13,727 and $21,685 for the years ended March 31, 2025 and 2024, respectively. Interest expense on the note was $56,359 and $104,362 for the years ended March 31, 2025 and 2024, respectively.

EIDL Loan

On August 29, 2020, the Company received a loan from the U.S. Small Business Administration under its Economic Injury Disaster Loan assistance program (the “EIDL Loan”) in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan was $25,000, with proceeds to be used for working capital purposes.

The EIDL Loan is expected to mature in August 2050, bears interest at a rate of 3.75% per year, and accrued interest was payable monthly beginning in March 2023 with principal payments due beginning in September 2024. Interest expense on the EIDL Loan was $804 and $0 for the years ended March 31, 2025 and 2024, respectively.

Future maturities of notes payable are as follows as of:

March 31
2026	$2,593,557
2027	570
2028	592
2029	615
2030	638
Thereafter	21,672
Total	2,617,644
Less: unamortized discount	(3,032)
$2,614,612